Note 3 - Revenue From Contracts With Customers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	North America	Africa	EMESA*	Asia	March 31, 2023

License fees	$408,530	$552,630	$1,446,746	$70,650	$2,478,556
Hardware	24,781	-	47,008	900	72,689
Services	263,858	23,787	239,927	4,950	532,522
Total Revenues	$697,169	$576,417	$1,733,681	$76,500	$3,083,767
	North America	Africa	EMESA*	Asia	March 31, 2022

License fees	$473,070	$517,161	$390,277	$79,675	$1,460,183
Hardware	71,900	12,033	1,251	-	85,184
Services	355,632	15,275	24,844	53	395,804
Total Revenues	$900,602	$544,469	$416,372	$79,728	$1,941,171

	North America	Africa	EMESA*	Asia	December 31, 2022

License fees	$1,856,814	$517,161	$2,124,088	$85,989	$4,584,052
Hardware	422,275	25,833	19,914	178,464	646,486
Services	1,270,067	83,306	436,293	54	1,789,720
Total Revenues	$3,549,156	$626,300	$2,580,295	$264,507	$7,020,258
	North America	Africa	EMESA*	Asia	December 31, 2021

License fees	$1,854,088	$521,751	$105,314	$74,656	$2,555,809
Hardware	278,655	698,264	265,996	42,411	1,285,326
Services	1,162,526	42,000	54,918	13,910	1,273,354
Total Revenues	$3,295,269	$1,262,015	$426,228	$130,977	$5,114,489